Investment Objectives and Goals - RockCreek Global Equality ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ROCKCREEK GLOBAL EQUALITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The RockCreek Global Equality ETF (the “Fund”) seeks to achieve long-term capital appreciation.